SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”). On July 27, 2010, the Company has amended the Plan so as to increase the number of authorized but unissued shares of the Company to 12,500,000 in accordance with the rules of the 2007 Share Incentive Plan. On December 21, 2020, the Company has amended the Plan to increase the number of authorized but unissued shares of the Company to 22,500,000 in accordance with the rules of the 2007 Share Incentive Plan.

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2018, the Company granted 830,000 share options, representing 83,000 ADS to certain employees with exercise prices of $0.26. From January to December 2019, the Company granted 5,300,000 share options, representing 530,000 ADS to certain employees with exercise prices of $0.11 and $0.15. From January to December 2020, the Company granted 700,000 share options, representing 70,000 ADS to certain employees with an exercise price of $0.30 on the grant date.

Options Modification

On August 8, 2012, the Board of Directors approved an option modification to reduce the exercise price of all the options granted before August 8, 2012 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of $774,932, of which $444,373 was recorded during the year ended December 31, 2012. The remaining $330,559 will be amortized over the remaining vesting period of the modified options, ranging from 2013 to 2017.

On March 18, 2014, the Board of Directors approved another option modification to reduce the exercise price of certain options granted between August 8, 2012 and December 31, 2013 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The incremental compensation cost resulted from modification was not material.

On January 1, 2018, the Board of Directors approved an option modification to reduce the exercise price of certain options granted on January 1, 2014 to the then fair market value of the Company’s ordinary shares underlying such options. The number of shares, the expected terms were changed from 350,000 to 400,000, from 5 years to 3 years, respectively, other terms of the share option granted remain unchanged. The modification resulted in incremental compensation cost of $30,396, of which $10,132 and $10,132,  $10,132 were recorded during the years ended December 31, 2018, 2019 and 2020, respectively.

On April 1, 2018, the Board of Directors approved another option modification to reduce the exercise price of certain options granted on June 21, 2010, August 24, 2010, August 8, 2012, March 8, 2016 and August 24, 2016 to the then fair market value of the Company’s ordinary shares underlying such options. The expected term was changed from 5 years to 3 years, other terms of the share option granted remain unchanged. The modification resulted in incremental compensation cost of $233,996, of which $58,499, $58,499 and $98,174 were recorded during the years ended December 31, 2018, 2019 and 2020, respectively. The remaining $18,824 will be amortized in 2021, the remaining vesting period of the modified options.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

		Weighted average
	Average risk-free	expected option		Dividend
	rate of return	life	Volatility rate	yield
Granted in 2018	2.04‑2.62%	3.2 years	51.06‑56.88%	0%
Granted in 2019	1.60-1.82%	3.2 years	47.61-57.16%	0%
Granted in 2020	0.09-0.1%	1 year	104.01-119.20%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Prices	Contractual Life	Value
Options
Outstanding on January 1, 2018	6,165,000	0.71	1.64	—
Granted	830,000	0.26	3.50	—
Exercised	—	—	—	—
Forfeited	(1,535,000)	0.74	—	—
Outstanding on December 31, 2018	5,460,000	0.36	1.96	—
Granted	5,300,000	0.15	2.91	—
Exercised	—	—	—	—
Forfeited	(2,185,000)	0.43	—	—
Outstanding on December 31, 2019	8,575,000	0.21	0.14	—
Granted	700,000	0.30	0.97	—
Exercised	(1,945,980)	0.25	—	—
Forfeited	(25,000)	0.47	—	—
Outstanding on December 31, 2020	7,304,020	0.21	1.49	8,492,000
Vested or expected to vest at December 31, 2020	7,271,836	0.21	1.49	6,810,935
Exercisable at December 31, 2020	1,937,348	0.26	1.50	1,709,778

The weighted average grant date fair value of options granted during the years ended December 31, 2018, 2019 and 2020 was $0.10,  $0.07 and $0.70 respectively.

Total intrinsic value of options exercised for the years ended December 31, 2019 and 2020 was nil and 811,268, respectively. Total proceeds from options exercised were nil and 484,038 for the years ended December 31, 2019 and 2020, respectively.

Compensation cost of $439,071,  $348,916 and $369,187 has been charged against income during the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, there was $822,305 in total unrecognized compensation expense related to unvested options granted under the Plan, which is expected to be recognized over a weighted-average period of 1.18 years.